UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2018 through June 30, 2019



Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----
Tile Shop Holdings Inc. 7/10	Election of Directors 	Co	FOR	FOR
TSS	88677Q109	7/10	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			7/10	Apprv Exec Compnsation	Co	FOR	FOR

Universal Corp.		8/02	Election of Directors 	Co	FOR	FOR
UVV	913456109	8/02	Apprv Exec Compnsation	Co	FOR	FOR
			8/02	Ratify Ernst&Yng Acctnt Co	FOR	FOR

Cirrus Logic Inc.	8/03	Election of Directors 	Co	FOR	FOR
CRUS	172755100	8/03	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			8/03	Apprv Exec Compnsation	Co	FOR	FOR
			8/03	Apprvl LngTerm Incnt Pl	Co	FOR	FOR

Synchronoss Tech Inc	8/27	Election of Directors 	Co	FOR	FOR
SNCR	87157B103	8/27	Ratify Ernst&Yng Acctnt Co	FOR	FOR
			8/27	Apprv Exec Compnsation	Co	FOR	FOR
			8/27	Incrs Stck Purch Pln	Co	FOR	FOR

Patterson Companies	9/17	Election of Directors 	Co	FOR	FOR
PDCO	703395103	9/17	Apprvl Omnibus Incn Pl	Co	FOR	FOR
			9/17	Apprv Exec Compnsation	Co	FOR	FOR
			9/17	Ratify Ernst&Yng Acctnt Co	FOR	FOR

Schnitzer Steel Ind	12/03	Election of Directors 	Co	FOR	FOR
SCHN	806882106	12/03	Apprv Exec Compnsation	Co	FOR	FOR
			12/03	Ratify Appt of Accntnts	Co	FOR	FOR

Rowan Companies Plc	1/23	Apprv Exec Compnsation	Co	FOR	FOR
RDC	G7665A101	1/23	Prspsl Scheme & Artcl	Co	FOR	FOR

Sanderson Farms Inc	2/14	Election of Directors 	Co	FOR	FOR
SAFM	800013104	2/14	Apprv Exec Compnsation	Co	FOR	FOR
			2/14	Ratify Ernst&Yng Acctnt Co	FOR	FOR

LSC Communications 	2/22	Adpt Merger Pln		Co	FOR	FOR
LKSD	50218P107	2/22	Apprv Exec Compnsation	Co	FOR	FOR
			2/22	Adjrn Spc Meetng	Co	FOR	FOR






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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/12/17